Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings Per Share

Note 18 - Earnings Per Share

A.	Basic earnings per share

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Profit attributable to the Company’s owners for the purpose of calculating basic earnings per share	44,209	70,924	24,749

	For the year ended December 31
	2024	2023	2022

Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share (*)	118,293,556	115,721,346	97,335,870

B.	Diluted earnings per share:

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Profit which was used to calculate diluted earnings per share	44,209	70,924	24,749

	For the year ended December 31
	2024	2023	2022

Weighted average of the number of ordinary shares used to calculate diluted earnings per share (*)	123,312,565	123,861,293	99,978,133

(*) The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 17.